Credit Risk (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Counterparty	Dec. 31, 2021 USD ($)
Concentration Risk and Guarantor Obligations [Line Items]
Credit exposure	$ 281
Letter of credit as collateral posted for derivatives in liability position	20
Additional collateral to be posted if the credit related contingent features were triggered	140	$ 31
Collateral derivatives with credit-related contingent provision in a liability position	72	66
Aggregate fair value of all derivative instruments with credit contingent provisions that are in a liability position	212	97
Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Credit exposure	25
Letter of credit as collateral posted for derivatives in liability position	20
Additional collateral to be posted if the credit related contingent features were triggered	28	22
Collateral derivatives with credit-related contingent provision in a liability position	72	54
Aggregate fair value of all derivative instruments with credit contingent provisions that are in a liability position	99	$ 76
Credit Concentration Risk
Concentration Risk and Guarantor Obligations [Line Items]
Amount of exposure for single counterparty	$ 77
Number of counterparties | Counterparty	0
Credit Concentration Risk | Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Amount of exposure for single counterparty	$ 8
Number of counterparties | Counterparty	0
Credit Concentration Risk | Investment Grade Counterparty | Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	76.00%
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	89.00%